SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Gold and Precious Metals Fund seeks capital appreciation with current income, by investing primarily in securities of companies engaged in mining, processing or dealing in gold or other precious metals.
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report for Franklin Gold and Precious Metals Fund covers the 12 months ended July 31, 2000. On April 10, 2000, Franklin Gold Fund officially changed its name to Franklin Gold and Precious Metals Fund. This name and strategy change permits the Fund greater flexibility to invest in precious metals such as platinum, palladium and silver, in addition to gold. While the Fund will continue to focus on gold investments, this new strategy will allow for better management of the volatility resulting from recent, historically low gold prices and resulting market consolidation.


CONTENTS

Shareholder Letter ....................................................      1

Special Update ........................................................      6

Performance Summary ...................................................      8

Financial Highlights & Statement of Investments .......................     12

Financial Statements ..................................................     18

Notes to Financial Statements .........................................     22

Independent Auditors' Report ..........................................     26

Tax Designation .......................................................     27


[PYRAMID GRAPH OMITTED]


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 16.

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets 7/31/00


                              [PIE CHART OMITTED]

South Africa .................................................          35.4%
Canada .......................................................          20.1%
United States ................................................          20.1%
Australia ....................................................           6.7%
Other ........................................................          11.9%
Short-Term Investments & Other Net Assets ....................           5.8%


In August 1999, the price of gold fell to a 20-year low of $252.55 per ounce. Although it shot up on the news that 15 European central banks agreed to limit their sales, it pulled back once again over the following months and closed the period 8.32% higher than it had been at the beginning of the reporting period. In this environment, gold mining companies' stock prices generally trended downward, as it is difficult for these companies to profitably grow their businesses with gold below $300 per ounce. Platinum and palladium were up strongly for the period, with palladium reaching an all time high of $815.50 in July and platinum continuing to appreciate in value.

Within this environment, Franklin Gold and Precious Metals Fund - Class A posted a -4.42% 12-month cumulative total return for the reporting period, as discussed in the Performance Summary on page 8. The Standard and Poor's(R) 500 Composite Index (S&P 500(R)) and the Financial Times Gold Mine Index returned 8.98% and -13.73%, respectively, during that time.(1)



1. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 Composite Index consists of 500 domestic stocks spread across all major industry groups. The index serves as a standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest companies on the New York Stock Exchange. The Financial Times Gold Mine Index is compiled by Financial Times Ltd., Goldman Sachs & Co., and Wood Mackenzie & Co., Ltd. in conjunction with the Institute of Actuaries and the Faculty of Actuaries. Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

On July 31, the Fund was geographically diversified across all of the world's major gold and precious metals-producing regions. Throughout the reporting period, we focused on quality gold and precious metals companies with solid production profiles, low costs, sound balance sheets and strong management teams. We invested in companies with the ability to add low-cost reserves through exploration or acquisition and growth prospects that are not dependent on improving prices. In our opinion, companies with solid assets and healthy balance sheets are more capable of lowering their production costs through rationalization, restructuring and consolidation in difficult times. And when pricing improves, these efforts enhance earnings.

This strategy is clearly demonstrated by the Fund's top holdings -- Anglo American Platinum, Barrick Gold, Impala Platinum and Newmont Mining -- all of which are large-cap, low-cost producers with established production histories and solid management. The shares of companies related to platinum and palladium, such as Impala Platinum and Anglo American Platinum, were solid performers over the past twelve months.


TOP 10 HOLDINGS
7/31/00

COMPANY,                                                        % OF TOTAL
COUNTRY                                                         NET ASSETS
--------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd., ADR, South Africa               9.8%

Barrick Gold Corp., Canada                                          9.4%

Impala Platinum Holdings Ltd., South Africa                         8.7%

Newmont Mining Corp., United States                                 8.1%

Stillwater Mining Co., United States                                7.0%

AngloGold Ltd., South Africa                                        6.7%

De Beers Consolidated Mines AG, ADR, South Africa                   4.8%

Compania de Minas Buenaventura SA, ADR, Peru                        4.6%

Franco-Nevada Mining Corp. Ltd., Canada                             4.3%

Placer Dome Inc., Canada                                            4.3%


INDUSTRY BREAKDOWN
Based On Total Net Assets 7/31/00


                                  [BAR GRAPH]


Long-Life gold Mines .........................................         43.9%
Platinum .....................................................         25.6%
Mining Finance Companies .....................................         11.1%
Gold & Diversified Resources .................................          7.1%
Medium-Life Gold Mines .......................................          6.5%
Short-Term Investments & Other Net Assets ....................          5.8%


During the latter part of the fiscal year, consolidation affected many of the Fund's holdings. Franco Nevada announced its intentions to merge with Gold Fields of South Africa. The deal is still awaiting government and shareholder approval, but, if completed, would in our opinion create one the world's top five precious metals companies. Newmont Mining announced plans to merge with Battle Mountain Gold, supporting their position as one of the world's premier, gold-producing companies. AngloGold has also been an active player in the consolidation game, acquiring Acacia Resources in late 1999 and, most recently, entering an agreement with Ashanti Gold Fields for a 50% stake in the Geita project located in Tanzania.

Looking forward, we are optimistic about gold's prospects, as the supply and demand fundamentals appear to be improving. Increased discipline from the world's central banks should help narrow the gap between supply and demand, and an improving global economy should contribute to robust jewelry sales. However, improved gold prices may still take some time, as there is still virtually no sign of inflation or weakness in the dollar, creating limited need for the financial stability that gold provides as a hedge against uncertainty. Nonetheless, in our opinion, the lofty valuations of many stocks, and the possibility of future inflation, validate a philosophy of portfolio diversification including gold and precious metals.

We appreciate your participation in Franklin Gold and Precious Metals Fund and welcome any comments or suggestions you may have.


Sincerely,



/s/ R. Martin Wiskemann


R. Martin Wiskemann



/s/ Stephen M. Land


Stephen M. Land

Portfolio Managers
Franklin Gold and Precious Metals Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

THE PRICE OF GOLD


[GRAPHIC "SPECIAL UPDATE"]


Our reports on Franklin Gold and Precious Metals Fund often refer to the price of gold bullion and its affects upon the value of the Fund. But what affects the price of gold?

THE ECONOMY

In times of significant inflation or great economic uncertainty, traditional investments such as bonds and stocks may not perform well. In such times, gold has historically maintained its value as a hard asset, often outperforming traditional investments. However, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential.

POLITICS

Gold also tends to maintain or rise in value during times of heightened political instability. People looking for a "safe" place to store their money often choose gold, based on portability and its value as a global currency.

SUPPLY

Supply affects the price of gold, and gold mining companies can impact the supply of gold by increasing or decreasing production. For example, when gold prices are relatively low, mining companies close high-cost mines because production is not profitable. By decreasing gold production, these companies would curtail supply, which might lead to higher prices for the metal. Supply is also affected by the amount of gold bullion held in reserve by the central banks of many countries. When one or more of these banks sell a portion of their holdings, current supply increases, which in turn can lead to lower bullion prices.

DEMAND

Demand also impacts the price of gold. At least two-thirds of the gold produced is used in jewelry. An increase in worldwide demand for jewelry could lead to an increase in the price of gold bullion, while economic weakness such as recession may result in lower demand for jewelry. Industrial consumption (electronics) and investor hoarding also affect demand, and a weaker U.S. dollar could increase demand for gold bullion in other countries.

During the past six months, many of these factors influenced the price of gold, which the following graph illustrates:

PRICE OF GOLD
Dollars Per Troy Ounce
7/31/99 - 7/31/00

This line chart shows the price of gold stated in dollars per troy ounce from 7/31/99-7/31/00.


                                  [LINE GRAPH]

      DATE           PRICE PER TROY OUNCE
      ----           --------------------
   31-Jul-99                $255.95
   02-Aug-99                $255.15
   03-Aug-99                $256.25
   04-Aug-99                $256.15
   05-Aug-99                $255.75
   06-Aug-99                $256.15
   09-Aug-99                $257.25
   10-Aug-99                $257.55
   11-Aug-99                $258.95
   12-Aug-99                $260.75
   13-Aug-99                $260.65
   16-Aug-99                $260.05
   17-Aug-99                $261.50
   18-Aug-99                $259.65
   19-Aug-99                $258.50
   20-Aug-99                $257.40
   23-Aug-99                $254.25
   24-Aug-99                $253.25
   25-Aug-99                $252.55
   26-Aug-99                $252.75
   27-Aug-99                $253.75
   30-Aug-99                $253.95
   31-Aug-99                $255.68
   01-Sep-99                $253.85
   02-Sep-99                $255.45
   03-Sep-99                $254.25
   06-Sep-99                $254.70
   07-Sep-99                $255.85
   08-Sep-99                $256.15
   09-Sep-99                $257.25
   10-Sep-99                $256.55
   13-Sep-99                $256.45
   14-Sep-99                $257.25
   15-Sep-99                $256.55
   16-Sep-99                $256.35
   17-Sep-99                $255.25
   20-Sep-99                $255.00
   21-Sep-99                $260.80
   22-Sep-99                $264.55
   23-Sep-99                $266.25
   24-Sep-99                $268.75
   27-Sep-99                $282.78
   28-Sep-99                $309.00
   29-Sep-99                $301.75
   30-Sep-99                $298.75
   01-Oct-99                $309.00
   04-Oct-99                $317.35
   05-Oct-99                $325.50
   06-Oct-99                $324.50
   07-Oct-99                $322.80
   08-Oct-99                $320.15
   11-Oct-99                $318.00
   12-Oct-99                $318.50
   13-Oct-99                $322.00
   14-Oct-99                $313.50
   15-Oct-99                $315.15
   18-Oct-99                $311.50
   19-Oct-99                $308.50
   20-Oct-99                $305.55
   21-Oct-99                $304.95
   22-Oct-99                $302.40
   25-Oct-99                $298.00
   26-Oct-99                $288.75
   27-Oct-99                $293.85
   28-Oct-99                $299.00
   29-Oct-99                $299.20
   01-Nov-99                $290.25
   02-Nov-99                $291.50
   03-Nov-99                $292.40
   04-Nov-99                $293.00
   05-Nov-99                $290.50
   08-Nov-99                $289.75
   09-Nov-99                $292.80
   10-Nov-99                $298.25
   11-Nov-99                $294.00
   12-Nov-99                $291.30
   15-Nov-99                $291.50
   16-Nov-99                $294.13
   17-Nov-99                $294.35
   18-Nov-99                $294.25
   19-Nov-99                $295.00
   22-Nov-99                $294.50
   23-Nov-99                $297.90
   24-Nov-99                $298.25
   25-Nov-99                $298.25
   26-Nov-99                $297.12
   29-Nov-99                $291.00
   30-Nov-99                $290.70
   01-Dec-99                $289.50
   02-Dec-99                $285.00
   03-Dec-99                $279.80
   06-Dec-99                $276.10
   07-Dec-99                $285.75
   08-Dec-99                $281.95
   09-Dec-99                $277.88
   10-Dec-99                $278.95
   13-Dec-99                $280.28
   14-Dec-99                $279.95
   15-Dec-99                $282.78
   16-Dec-99                $281.95
   17-Dec-99                $283.60
   20-Dec-99                $284.15
   21-Dec-99                $287.48
   22-Dec-99                $287.05
   23-Dec-99                $286.95
   24-Dec-99                $287.63
   27-Dec-99                $287.75
   28-Dec-99                $289.55
   29-Dec-99                $290.45
   30-Dec-99                $288.05
   31-Dec-99                $288.00
   03-Jan-00                $289.00
   04-Jan-00                $282.25
   05-Jan-00                $280.00
   06-Jan-00                $281.10
   07-Jan-00                $281.75
   10-Jan-00                $281.48
   11-Jan-00                $283.25
   12-Jan-00                $282.35
   13-Jan-00                $284.25
   14-Jan-00                $284.20
   17-Jan-00                $285.50
   18-Jan-00                $288.65
   19-Jan-00                $289.63
   20-Jan-00                $288.50
   21-Jan-00                $289.10
   24-Jan-00                $287.60
   25-Jan-00                $287.05
   26-Jan-00                $286.00
   27-Jan-00                $286.85
   28-Jan-00                $283.25
   31-Jan-00                $283.50
   01-Feb-00                $282.63
   02-Feb-00                $284.75
   03-Feb-00                $287.45
   04-Feb-00                $310.30
   07-Feb-00                $302.75
   08-Feb-00                $301.75
   09-Feb-00                $306.75
   10-Feb-00                $315.00
   11-Feb-00                $310.95
   14-Feb-00                $308.15
   15-Feb-00                $301.75
   16-Feb-00                $302.50
   17-Feb-00                $300.50
   18-Feb-00                $305.00
   21-Feb-00                $305.50
   22-Feb-00                $304.40
   23-Feb-00                $300.00
   24-Feb-00                $298.50
   25-Feb-00                $292.60
   28-Feb-00                $291.75
   29-Feb-00                $292.20
   01-Mar-00                $289.75
   02-Mar-00                $288.50
   03-Mar-00                $288.80
   06-Mar-00                $287.63
   07-Mar-00                $293.25
   08-Mar-00                $288.13
   09-Mar-00                $291.20
   10-Mar-00                $289.00
   13-Mar-00                $290.70
   14-Mar-00                $288.88
   15-Mar-00                $288.85
   16-Mar-00                $286.50
   17-Mar-00                $284.60
   20-Mar-00                $286.88
   21-Mar-00                $289.63
   22-Mar-00                $287.88
   23-Mar-00                $286.28
   24-Mar-00                $285.00
   27-Mar-00                $280.30
   28-Mar-00                $279.40
   29-Mar-00                $276.40
   30-Mar-00                $276.75
   31-Mar-00                $279.08
   03-Apr-00                $278.20
   04-Apr-00                $284.45
   05-Apr-00                $281.50
   06-Apr-00                $280.50
   07-Apr-00                $280.00
   10-Apr-00                $282.00
   11-Apr-00                $281.80
   12-Apr-00                $282.05
   13-Apr-00                $281.60
   14-Apr-00                $282.60
   17-Apr-00                $281.38
   18-Apr-00                $281.30
   19-Apr-00                $280.70
   20-Apr-00                $280.00
   21-Apr-00                $280.00
   24-Apr-00                $279.80
   25-Apr-00                $278.40
   26-Apr-00                $275.88
   27-Apr-00                $277.05
   28-Apr-00                $273.55
   01-May-00                $273.35
   02-May-00                $274.95
   03-May-00                $278.25
   04-May-00                $279.95
   05-May-00                $278.95
   08-May-00                $276.73
   09-May-00                $277.25
   10-May-00                $277.75
   11-May-00                $275.95
   12-May-00                $276.15
   15-May-00                $275.45
   16-May-00                $275.65
   17-May-00                $273.35
   18-May-00                $273.35
   19-May-00                $274.25
   22-May-00                $275.65
   23-May-00                $274.25
   24-May-00                $273.55
   25-May-00                $270.30
   26-May-00                $272.25
   29-May-00                $272.15
   30-May-00                $273.20
   31-May-00                $272.10
   01-Jun-00                $272.80
   02-Jun-00                $281.15
   05-Jun-00                $285.45
   06-Jun-00                $289.00
   07-Jun-00                $286.70
   08-Jun-00                $284.45
   09-Jun-00                $283.85
   12-Jun-00                $286.80
   13-Jun-00                $285.75
   14-Jun-00                $291.75
   15-Jun-00                $289.85
   16-Jun-00                $289.25
   19-Jun-00                $286.25
   20-Jun-00                $286.15
   21-Jun-00                $286.15
   22-Jun-00                $285.65
   23-Jun-00                $283.15
   26-Jun-00                $284.00
   27-Jun-00                $286.05
   28-Jun-00                $292.65
   29-Jun-00                $289.25
   30-Jun-00                $289.53
   03-Jul-00                $288.35
   04-Jul-00                $288.05
   05-Jul-00                $284.25
   06-Jul-00                $283.65
   07-Jul-00                $283.65
   10-Jul-00                $283.95
   11-Jul-00                $282.55
   12-Jul-00                $280.60
   13-Jul-00                $280.25
   14-Jul-00                $281.30
   17-Jul-00                $283.60
   18-Jul-00                $282.65
   19-Jul-00                $279.15
   20-Jul-00                $280.25
   21-Jul-00                $280.35
   24-Jul-00                $279.25
   25-Jul-00                $279.05
   26-Jul-00                $279.75
   27-Jul-00                $278.50
   28-Jul-00                $278.38
   31-Jul-00                $277.25

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CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to
8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance. Past expense reductions by the Fund's manager increased the Fund's total returns.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------

ONE-YEAR PERFORMANCE SUMMARY
AS OF 7/31/00

One-year total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return                     -4.42%
Net Asset Value (NAV)                     $7.90 (7/31/00)      $8.30 (7/31/99)
Change in NAV                             -$0.40
Distributions (8/1/99 - 7/31/00)          Dividend Income      $0.0388

CLASS B
One-Year Total Return                     -4.90%
Net Asset Value (NAV)                     $7.82 (7/31/00)      $8.26 (7/31/99)
Change in NAV                             -$0.44
Distributions (8/1/99 - 7/31/00)          Dividend Income      $0.0413

CLASS C
One-Year Total Return                     -4.85%
Net Asset Value (NAV)                     $7.83 (7/31/00)      $8.23 (7/31/99)
Change in NAV                             -$0.40
Distributions (8/1/99 - 7/31/00)          Dividend Income      $0.001

ADVISOR CLASS
One-Year Total Return                     -4.21%
Net Asset Value (NAV)                     $8.09 (7/31/00)      $8.49 (7/31/99)
Change in NAV                             -$0.40
Distributions (8/1/99 - 7/31/00)          Dividend Income      $0.0504


Past performance does not guarantee future results.


ADDITIONAL PERFORMANCE
AS OF 6/30/00


                                                                              INCEPTION
CLASS A                                  1-YEAR       5-YEAR      10-YEAR     (5/19/69)
-----------------------------------------------------------------------------------------
Cumulative Total Return(1)               -1.46%       -34.54%     -15.74%     +152.98%
Average Annual Total Return(2)           -7.10%        -9.20%      -2.28%       +2.83%
Value of $10,000 Investment(3)           $9,290       $6,172      $7,944      $23,835


                                                                              INCEPTION
CLASS B                                                           1-YEAR      (1/1/99)
-----------------------------------------------------------------------------------------
Cumulative Total Return(1)                                        -2.14%       +8.12%
Average Annual Total Return(2)                                    -6.04%       +2.74%
Value of $10,000 Investment(3)                                    $9,396      $10,412


                                                                              INCEPTION
CLASS C                                               1-YEAR      5-YEAR      (5/1/95)
-----------------------------------------------------------------------------------------
Cumulative Total Return(1)                            -2.11%      -36.84%     -37.63%
Average Annual Total Return(2)                        -4.10%      -8.97%       -8.91%
Value of $10,000 Investment(3)                        $9,590      $6,252      $6,175


                                                                              INCEPTION
ADVISOR CLASS(4)                         1-YEAR       5-YEAR      10-YEAR     (5/19/69)
-----------------------------------------------------------------------------------------
Cumulative Total Return(1)               -1.19%       -31.66%     -12.04%     +164.09%
Average Annual Total Return(2)           -1.19%       -7.33%       -1.27%       +3.17%
Value of $10,000 Investment(3)           $9,881       $6,834      $8,796      $26,409



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Effective 1/1/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/1/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -32.21% and -10.53% respectively.

-------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------




For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN 7/31/00

CLASS A
---------------------------------------------
1-Year                            -9.95%

5-Year                           -10.81%

10-Year                           -3.53%

Since Inception (5/19/69)         +2.62%


AVERAGE ANNUAL TOTAL RETURN 7/31/00

CLASS B
---------------------------------------------
1-Year                           -8.69%

Since Inception (1/1/99)         -1.43%



TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.


CLASS A (8/1/90 - 7/31/00)

The following line graph compares the performance of the Franklin Gold and Precious Metals Fund Class A shares to that of the S&P 500 and the Financial Times Gold Mines Index based on a $10,000 investment from 8/1/90 to 7/31/00.*

[LINE GRAPH]

                    FRANKLIN GOLD AND
                     PRECIOUS METALS                      FINANCIAL TIMES
      DATE            FUND - CLASS A        S&P 500       GOLD MINES INDEX
      ----          -----------------       -------       ----------------
   08/01/1990           $ 9,424             $10,000           $10,000
   08/31/1990           $ 9,150             $ 9,096           $10,481
   09/30/1990           $ 8,875             $ 8,653           $10,843
   10/31/1990           $ 8,018             $ 8,616           $ 9,271
   11/30/1990           $ 7,785             $ 9,172           $ 8,655
   12/31/1990           $ 8,205             $ 9,428           $ 8,352
   01/31/1991           $ 7,460             $ 9,839           $ 7,358
   02/28/1991           $ 8,255             $10,543           $ 7,439
   03/31/1991           $ 8,099             $10,798           $ 7,477
   04/30/1991           $ 8,149             $10,824           $ 7,677
   05/31/1991           $ 8,454             $11,290           $ 9,562
   06/30/1991           $ 8,850             $10,773           $11,178
   07/31/1991           $ 9,057             $11,275           $10,049
   08/31/1991           $ 8,180             $11,543           $ 8,077
   09/30/1991           $ 8,408             $11,350           $ 8,406
   10/31/1991           $ 8,971             $11,502           $ 8,882
   11/30/1991           $ 9,185             $11,038           $ 9,260
   12/31/1991           $ 8,689             $12,301           $ 7,569
   01/31/1992           $ 8,726             $12,072           $ 7,796
   02/29/1992           $ 8,414             $12,228           $ 7,034
   03/31/1992           $ 8,181             $11,990           $ 6,532
   04/30/1992           $ 8,014             $12,342           $ 5,829
   05/31/1992           $ 8,508             $12,403           $ 5,851
   06/30/1992           $ 8,533             $12,218           $ 4,976
   07/31/1992           $ 8,445             $12,718           $ 4,911
   08/31/1992           $ 8,048             $12,457           $ 4,290
   09/30/1992           $ 7,784             $12,603           $ 4,009
   10/31/1992           $ 7,152             $12,645           $ 3,955
   11/30/1992           $ 6,690             $13,075           $ 3,803
   12/31/1992           $ 6,922             $13,236           $ 3,452
   01/31/1993           $ 6,952             $13,347           $ 4,036
   02/28/1993           $ 7,509             $13,529           $ 6,352
   03/31/1993           $ 8,370             $13,814           $ 6,870
   04/30/1993           $ 9,366             $13,480           $ 8,085
   05/31/1993           $10,532             $13,840           $ 9,952
   06/30/1993           $10,654             $13,880           $10,287
   07/31/1993           $11,711             $13,825           $10,937
   08/31/1993           $10,519             $14,349           $10,158
   09/30/1993           $ 9,590             $14,238           $ 9,062
   10/31/1993           $10,722             $14,533           $10,659
   11/30/1993           $10,527             $14,395           $10,425
   12/31/1993           $12,025             $14,569           $12,022
   01/31/1994           $11,814             $15,064           $11,694
   02/28/1994           $11,270             $14,656           $10,930
   03/31/1994           $11,391             $14,017           $10,996
   04/30/1994           $10,885             $14,196           $10,245
   05/31/1994           $11,119             $14,429           $10,559
   06/30/1994           $11,017             $14,076           $10,318
   07/31/1994           $11,298             $14,537           $10,597
   08/31/1994           $11,875             $15,133           $11,250
   09/30/1994           $12,839             $14,764           $12,557
   10/31/1994           $12,224             $15,096           $11,647
   11/30/1994           $10,987             $14,547           $10,207
   12/31/1994           $11,456             $14,762           $10,674
   01/31/1995           $ 9,747             $15,145           $ 8,849
   02/28/1995           $10,296             $15,735           $ 9,349
   03/31/1995           $11,311             $16,199           $10,426
   04/30/1995           $11,403             $16,676           $10,423
   05/31/1995           $11,258             $17,343           $10,271
   06/30/1995           $11,335             $17,745           $10,413
   07/31/1995           $11,652             $18,334           $10,535
   08/31/1995           $11,668             $18,380           $10,657
   09/30/1995           $11,722             $19,156           $10,728
   10/31/1995           $10,415             $19,087           $ 9,308
   11/30/1995           $11,181             $19,925           $10,196
   12/31/1995           $11,310             $20,309           $10,337
   01/31/1996           $13,113             $21,000           $12,457
   02/29/1996           $13,145             $21,195           $12,643
   03/31/1996           $13,185             $21,398           $12,610
   04/30/1996           $13,346             $21,713           $12,570
   05/31/1996           $13,853             $22,273           $12,841
   06/30/1996           $12,111             $22,358           $10,895
   07/31/1996           $11,844             $21,370           $10,782
   08/31/1996           $12,313             $21,820           $10,975
   09/30/1996           $11,577             $23,049           $10,005
   10/31/1996           $11,610             $23,685           $10,145
   11/30/1996           $11,521             $25,476           $10,131
   12/31/1996           $11,427             $24,971           $ 9,852
   01/31/1997           $10,920             $26,532           $ 9,175
   02/28/1997           $12,236             $26,739           $10,305
   03/31/1997           $10,894             $25,640           $ 8,843
   04/30/1997           $10,206             $27,171           $ 7,934
   05/31/1997           $10,730             $28,825           $ 8,481
   06/30/1997           $10,068             $30,117           $ 7,525
   07/31/1997           $ 9,895             $32,514           $ 7,640
   08/31/1997           $ 9,757             $30,693           $ 7,628
   09/30/1997           $10,198             $32,375           $ 8,239
   10/31/1997           $ 8,589             $31,294           $ 6,708
   11/30/1997           $ 7,171             $32,743           $ 5,282
   12/31/1997           $ 7,347             $33,306           $ 5,717
   01/31/1998           $ 7,756             $33,676           $ 6,039
   02/28/1998           $ 7,721             $36,104           $ 5,819
   03/31/1998           $ 8,182             $37,952           $ 6,186
   04/30/1998           $ 8,747             $38,336           $ 7,015
   05/31/1998           $ 7,539             $37,676           $ 5,873
   06/30/1998           $ 6,968             $39,206           $ 5,369
   07/31/1998           $ 6,548             $38,786           $ 4,866
   08/31/1998           $ 5,235             $33,178           $ 3,790
   09/30/1998           $ 7,318             $35,305           $ 5,948
   10/31/1998           $ 7,336             $38,175           $ 6,014
   11/30/1998           $ 7,196             $40,488           $ 5,700
   12/31/1998           $ 6,792             $42,820           $ 5,049
   01/31/1999           $ 6,774             $44,610           $ 5,036
   02/28/1999           $ 6,633             $43,223           $ 4,708
   03/31/1999           $ 6,756             $44,952           $ 4,695
   04/30/1999           $ 8,006             $46,691           $ 5,500
   05/31/1999           $ 6,985             $45,589           $ 4,475
   06/30/1999           $ 7,531             $48,120           $ 4,781
   07/31/1999           $ 7,302             $46,618           $ 4,563
   08/31/1999           $ 7,601             $46,385           $ 4,851
   09/30/1999           $ 8,973             $45,114           $ 6,101
   10/31/1999           $ 8,111             $47,970           $ 5,293
   11/30/1999           $ 8,243             $48,944           $ 5,057
   12/31/1999           $ 8,516             $51,827           $ 5,015
   01/31/2000           $ 7,933             $49,225           $ 4,426
   02/29/2000           $ 7,588             $48,295           $ 4,565
   03/31/2000           $ 7,368             $53,018           $ 4,223
   04/30/2000           $ 6,855             $51,422           $ 4,086
   05/31/2000           $ 7,094             $50,368           $ 4,209
   06/30/2000           $ 7,421             $51,607           $ 4,362
   07/31/2000           $ 6,979             $50,802           $ 3,937

*Source: Standard and Poor's Micropal.



CLASS B (1/1/99 - 7/31/00)

The following line graph compares the performance of the Franklin Gold and Precious Metals Fund Class B shares to that of the S&P 500 and the Financial Times Gold Mines Index based on a $10,000 investment from 1/1/99 to 7/31/00.*

[LINE GRAPH]

                    FRANKLIN GOLD AND
                     PRECIOUS METALS                      FINANCIAL TIMES
      DATE            FUND - CLASS B        S&P 500       GOLD MINES INDEX
      ----          -----------------       -------       ----------------
   01/01/1999            $10,000             $10,000            $10,000
   01/31/1999            $ 9,961             $10,418            $ 9,975
   02/28/1999            $ 9,754             $10,094            $ 9,325
   03/31/1999            $ 9,935             $10,498            $ 9,299
   04/30/1999            $11,762             $10,904            $10,894
   05/31/1999            $10,259             $10,647            $ 8,864
   06/30/1999            $11,049             $11,238            $ 9,471
   07/31/1999            $10,699             $10,887            $ 9,038
   08/31/1999            $11,140             $10,833            $ 9,610
   09/30/1999            $13,161             $10,536            $12,085
   10/31/1999            $11,878             $11,203            $10,484
   11/30/1999            $12,073             $11,430            $10,017
   12/31/1999            $12,452             $12,103            $ 9,934
   01/31/2000            $11,606             $11,496            $ 8,766
   02/29/2000            $11,099             $11,278            $ 9,043
   03/31/2000            $10,747             $12,381            $ 8,365
   04/30/2000            $10,006             $12,009            $ 8,093
   05/31/2000            $10,344             $11,763            $ 8,338
   06/30/2000            $10,812             $12,052            $ 8,641
   07/31/2000            $ 9,775             $11,864            $ 7,798

*Source: Standard and Poor's Micropal.



Past performance does not guarantee future results.

CLASS C (5/1/95 - 7/31/00)

The following line graph compares the performance of the Franklin Gold and Precious Metals Fund Class C shares to that of the S&P 500 and the Financial Times Gold Mines Index based on a $10,000 investment from 5/1/95 to 7/31/00.*

[LINE GRAPH]

                    FRANKLIN GOLD AND
                     PRECIOUS METALS                      FINANCIAL TIMES
      DATE            FUND - CLASS C        S&P 500       GOLD MINES INDEX
      ----          -----------------       -------       ----------------
   05/01/1995            $ 9,901              $10,000            $10,000
   05/31/1995            $ 9,717              $10,400            $ 9,853
   06/30/1995            $ 9,777              $10,641            $ 9,990
   07/31/1995            $10,044              $10,995            $10,107
   08/31/1995            $10,051              $11,022            $10,224
   09/30/1995            $10,091              $11,487            $10,292
   10/31/1995            $ 8,963              $11,446            $ 8,930
   11/30/1995            $ 9,617              $11,948            $ 9,782
   12/31/1995            $ 9,715              $12,179            $ 9,917
   01/31/1996            $11,253              $12,593            $11,951
   02/29/1996            $11,280              $12,710            $12,129
   03/31/1996            $11,301              $12,832            $12,097
   04/30/1996            $11,433              $13,021            $12,059
   05/31/1996            $11,855              $13,357            $12,320
   06/30/1996            $10,362              $13,407            $10,453
   07/31/1996            $10,126              $12,815            $10,344
   08/31/1996            $10,521              $13,085            $10,529
   09/30/1996            $ 9,890              $13,822            $ 9,598
   10/31/1996            $ 9,911              $14,203            $ 9,732
   11/30/1996            $ 9,828              $15,277            $ 9,719
   12/31/1996            $ 9,743              $14,975            $ 9,451
   01/31/1997            $ 9,307              $15,911            $ 8,802
   02/28/1997            $10,415              $16,035            $ 9,887
   03/31/1997            $ 9,263              $15,376            $ 8,484
   04/30/1997            $ 8,673              $16,294            $ 7,612
   05/31/1997            $ 9,116              $17,286            $ 8,137
   06/30/1997            $ 8,540              $18,060            $ 7,219
   07/31/1997            $ 8,392              $19,498            $ 7,330
   08/31/1997            $ 8,267              $18,406            $ 7,318
   09/30/1997            $ 8,643              $19,415            $ 7,904
   10/31/1997            $ 7,256              $18,766            $ 6,435
   11/30/1997            $ 6,067              $19,635            $ 5,067
   12/31/1997            $ 6,207              $19,973            $ 5,485
   01/31/1998            $ 6,554              $20,195            $ 5,794
   02/28/1998            $ 6,525              $21,651            $ 5,583
   03/31/1998            $ 6,916              $22,759            $ 5,935
   04/30/1998            $ 7,396              $22,989            $ 6,730
   05/31/1998            $ 6,377              $22,594            $ 5,635
   06/30/1998            $ 5,888              $23,511            $ 5,151
   07/31/1998            $ 5,510              $23,259            $ 4,668
   08/31/1998            $ 4,405              $19,896            $ 3,636
   09/30/1998            $ 6,155              $21,171            $ 5,706
   10/31/1998            $ 6,170              $22,893            $ 5,769
   11/30/1998            $ 6,044              $24,280            $ 5,469
   12/31/1998            $ 5,707              $25,678            $ 4,843
   01/31/1999            $ 5,685              $26,752            $ 4,831
   02/28/1999            $ 5,566              $25,920            $ 4,517
   03/31/1999            $ 5,670              $26,956            $ 4,504
   04/30/1999            $ 6,716              $28,000            $ 5,276
   05/31/1999            $ 5,855              $27,339            $ 4,293
   06/30/1999            $ 6,308              $28,856            $ 4,587
   07/31/1999            $ 6,108              $27,956            $ 4,378
   08/31/1999            $ 6,360              $27,816            $ 4,654
   09/30/1999            $ 7,503              $27,054            $ 5,853
   10/31/1999            $ 6,776              $28,766            $ 5,078
   11/30/1999            $ 6,887              $29,350            $ 4,852
   12/31/1999            $ 7,103              $31,079            $ 4,811
   01/31/2000            $ 6,621              $29,519            $ 4,246
   02/29/2000            $ 6,331              $28,961            $ 4,380
   03/31/2000            $ 6,138              $31,794            $ 4,052
   04/30/2000            $ 5,708              $30,837            $ 3,920
   05/31/2000            $ 5,908              $30,204            $ 4,038
   06/30/2000            $ 6,175              $30,947            $ 4,185
   07/31/2000            $ 5,812              $30,465            $ 3,777

*Source: Standard and Poor's Micropal.

ADVISOR CLASS** (8/1/90 - 7/31/00)

The following line graph compares the performance of the Franklin Gold and Precious Metals Fund Advisor Class shares to that of the S&P 500 and the Financial Times Gold Mines Index based on a $10,000 investment from 8/1/90 to 7/31/00.*,**


[LINE GRAPH]

                    FRANKLIN GOLD AND
                   PRECIOUS METALS FUND                   FINANCIAL TIMES
      DATE            ADVISOR CLASS         S&P 500       GOLD MINES INDEX
      ----          -----------------       -------       ----------------
    08/01/1990             $10,000               $10,000            $10,000
    08/31/1990             $ 9,709               $ 9,096            $10,481
    09/30/1990             $ 9,418               $ 8,653            $10,843
    10/31/1990             $ 8,508               $ 8,616            $ 9,271
    11/30/1990             $ 8,260               $ 9,172            $ 8,655
    12/31/1990             $ 8,707               $ 9,428            $ 8,352
    01/31/1991             $ 7,917               $ 9,839            $ 7,358
    02/28/1991             $ 8,761               $10,543            $ 7,439
    03/31/1991             $ 8,595               $10,798            $ 7,477
    04/30/1991             $ 8,647               $10,824            $ 7,677
    05/31/1991             $ 8,972               $11,290            $ 9,562
    06/30/1991             $ 9,392               $10,773            $11,178
    07/31/1991             $ 9,610               $11,275            $10,049
    08/31/1991             $ 8,680               $11,543            $ 8,077
    09/30/1991             $ 8,922               $11,350            $ 8,406
    10/31/1991             $ 9,519               $11,502            $ 8,882
    11/30/1991             $ 9,746               $11,038            $ 9,260
    12/31/1991             $ 9,220               $12,301            $ 7,569
    01/31/1992             $ 9,259               $12,072            $ 7,796
    02/29/1992             $ 8,928               $12,228            $ 7,034
    03/31/1992             $ 8,681               $11,990            $ 6,532
    04/30/1992             $ 8,504               $12,342            $ 5,829
    05/31/1992             $ 9,028               $12,403            $ 5,851
    06/30/1992             $ 9,054               $12,218            $ 4,976
    07/31/1992             $ 8,961               $12,718            $ 4,911
    08/31/1992             $ 8,540               $12,457            $ 4,290
    09/30/1992             $ 8,260               $12,603            $ 4,009
    10/31/1992             $ 7,590               $12,645            $ 3,955
    11/30/1992             $ 7,099               $13,075            $ 3,803
    12/31/1992             $ 7,345               $13,236            $ 3,452
    01/31/1993             $ 7,377               $13,347            $ 4,036
    02/28/1993             $ 7,968               $13,529            $ 6,352
    03/31/1993             $ 8,881               $13,814            $ 6,870
    04/30/1993             $ 9,937               $13,480            $ 8,085
    05/31/1993             $11,175               $13,840            $ 9,952
    06/30/1993             $11,304               $13,880            $10,287
    07/31/1993             $12,426               $13,825            $10,937
    08/31/1993             $11,162               $14,349            $10,158
    09/30/1993             $10,176               $14,238            $ 9,062
    10/31/1993             $11,377               $14,533            $10,659
    11/30/1993             $11,170               $14,395            $10,425
    12/31/1993             $12,760               $14,569            $12,022
    01/31/1994             $12,535               $15,064            $11,694
    02/28/1994             $11,958               $14,656            $10,930
    03/31/1994             $12,086               $14,017            $10,996
    04/30/1994             $11,550               $14,196            $10,245
    05/31/1994             $11,798               $14,429            $10,559
    06/30/1994             $11,691               $14,076            $10,318
    07/31/1994             $11,989               $14,537            $10,597
    08/31/1994             $12,601               $15,133            $11,250
    09/30/1994             $13,625               $14,764            $12,557
    10/31/1994             $12,972               $15,096            $11,647
    11/30/1994             $11,659               $14,547            $10,207
    12/31/1994             $12,157               $14,762            $10,674
    01/31/1995             $10,343               $15,145            $ 8,849
    02/28/1995             $10,927               $15,735            $ 9,349
    03/31/1995             $12,004               $16,199            $10,426
    04/30/1995             $12,101               $16,676            $10,423
    05/31/1995             $11,948               $17,343            $10,271
    06/30/1995             $12,030               $17,745            $10,413
    07/31/1995             $12,367               $18,334            $10,535
    08/31/1995             $12,383               $18,380            $10,657
    09/30/1995             $12,440               $19,156            $10,728
    10/31/1995             $11,053               $19,087            $ 9,308
    11/30/1995             $11,865               $19,925            $10,196
    12/31/1995             $12,002               $20,309            $10,337
    01/31/1996             $13,915               $21,000            $12,457
    02/29/1996             $13,950               $21,195            $12,643
    03/31/1996             $13,993               $21,398            $12,610
    04/30/1996             $14,164               $21,713            $12,570
    05/31/1996             $14,702               $22,273            $12,841
    06/30/1996             $12,852               $22,358            $10,895
    07/31/1996             $12,570               $21,370            $10,782
    08/31/1996             $13,067               $21,820            $10,975
    09/30/1996             $12,286               $23,049            $10,005
    10/31/1996             $12,320               $23,685            $10,145
    11/30/1996             $12,225               $25,476            $10,131
    12/31/1996             $12,126               $24,971            $ 9,852
    01/31/1997             $11,738               $26,532            $ 9,175
    02/28/1997             $13,153               $26,739            $10,305
    03/31/1997             $11,711               $25,640            $ 8,843
    04/30/1997             $10,972               $27,171            $ 7,934
    05/31/1997             $11,545               $28,825            $ 8,481
    06/30/1997             $10,820               $30,117            $ 7,525
    07/31/1997             $10,643               $32,514            $ 7,640
    08/31/1997             $10,494               $30,693            $ 7,628
    09/30/1997             $10,977               $32,375            $ 8,239
    10/31/1997             $ 9,226               $31,294            $ 6,708
    11/30/1997             $ 7,727               $32,743            $ 5,282
    12/31/1997             $ 7,911               $33,306            $ 5,717
    01/31/1998             $ 8,361               $33,676            $ 6,039
    02/28/1998             $ 8,333               $36,104            $ 5,819
    03/31/1998             $ 8,829               $37,952            $ 6,186
    04/30/1998             $ 9,448               $38,336            $ 7,015
    05/31/1998             $ 8,155               $37,676            $ 5,873
    06/30/1998             $ 7,537               $39,206            $ 5,369
    07/31/1998             $ 7,187               $38,786            $ 4,866
    08/31/1998             $ 5,752               $33,178            $ 3,790
    09/30/1998             $ 8,047               $35,305            $ 5,948
    10/31/1998             $ 8,075               $38,175            $ 6,014
    11/30/1998             $ 7,914               $40,488            $ 5,700
    12/31/1998             $ 7,481               $42,820            $ 5,049
    01/31/1999             $ 7,463               $44,610            $ 5,036
    02/28/1999             $ 7,310               $43,223            $ 4,708
    03/31/1999             $ 7,453               $44,952            $ 4,695
    04/30/1999             $ 8,831               $46,691            $ 5,500
    05/31/1999             $ 7,709               $45,589            $ 4,475
    06/30/1999             $ 8,318               $48,120            $ 4,781
    07/31/1999             $ 8,071               $46,618            $ 4,563
    08/31/1999             $ 8,413               $46,385            $ 4,851
    09/30/1999             $ 9,934               $45,114            $ 6,101
    10/31/1999             $ 8,973               $47,970            $ 5,293
    11/30/1999             $ 9,135               $48,944            $ 5,057
    12/31/1999             $ 9,423               $51,827            $ 5,015
    01/31/2000             $ 8,782               $49,225            $ 4,426
    02/29/2000             $ 8,400               $48,295            $ 4,565
    03/31/2000             $ 8,151               $53,018            $ 4,223
    04/30/2000             $ 7,587               $51,422            $ 4,086
    05/31/2000             $ 7,855               $50,368            $ 4,209
    06/30/2000             $ 8,218               $51,607            $ 4,362
    07/31/2000             $ 7,732               $50,802            $ 3,937

*Source: Standard and Poor's Micropal.
**Effective 1/1/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/1/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.


AVERAGE ANNUAL TOTAL RETURN 7/31/00

CLASS C
---------------------------------------------
1-Year                           -6.71%

5-Year                          -10.54%

Since Inception (5/1/95)         -9.82%




AVERAGE ANNUAL TOTAL RETURN 7/31/00

ADVISOR CLASS**
---------------------------------------------
1-Year                            -4.21%

5-Year                            -8.96%

10-Year                           -2.54%

Since Inception (5/19/69)         +2.96%

*Sources: Standard and Poor's Micropal; Financial Times.

**Effective 1/1/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/1/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.


Past performance does not guarantee future results.


FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights

                                                                                CLASS A
                                                ------------------------------------------------------------------------
                                                                           YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------------
                                                   2000            1999            1998            1997            1996
                                                ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........   $   8.30        $   7.48        $  11.44        $  14.65        $  15.07
                                                ------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)....................        .10             .07             .10             .07             .21
 Net realized and unrealized gains (losses)..       (.46)            .79           (3.96)          (2.37)            .01
                                                ------------------------------------------------------------------------
Total from investment operations ............       (.36)            .86           (3.86)          (2.30)            .22
                                                ------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................       (.04)           (.04)           (.10)           (.09)           (.13)
 Net realized gains .........................         --              --              --            (.82)           (.51)
                                                ------------------------------------------------------------------------
Total distributions .........................       (.04)           (.04)           (.10)           (.91)           (.64)
                                                ------------------------------------------------------------------------
Net asset value, end of year ................   $   7.90        $   8.30        $   7.48        $  11.44        $  14.65
                                                ========================================================================
Total return(b)..............................      (4.42)%         11.51%         (33.83)%        (16.45)%          1.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............   $156,236        $205,889        $189,591        $291,544        $364,032
Ratios to average net assets:
 Expenses ...................................       1.34%           1.31%           1.19%           1.05%            .95%
 Net investment income ......................       1.17%            .85%           1.05%            .55%            .99%
Portfolio turnover rate .....................       3.53%           4.29%           6.09%          16.05%          28.74%



(a) Based on average shares outstanding effective year ended July 31, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.


FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (continued)


                                                             CLASS B
                                                    ------------------------
                                                       YEAR ENDED JULY 31,
                                                    ------------------------
                                                      2000           1999(C)
                                                    ------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........       $  8.26         $  7.72
                                                    ------------------------
Income from investment operations:
 Net investment income (loss)(a) ............           .01            (.04)
 Net realized and unrealized gains (losses) .          (.41)            .58
                                                    ------------------------
Total from investment operations ............          (.40)            .54
Less distributions from net investment income          (.04)             --
                                                    ------------------------
Net asset value, end of year ................       $  7.82         $  8.26
                                                    ------------------------

Total return(b) .............................         (4.90)%          6.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............       $ 2,779         $ 1,217
Ratios to average net assets:
 Expenses ...................................          2.10%           2.10%(d)
 Net investment income ......................           .17%           (.84)%(d)
Portfolio turnover rate .....................          3.53%           4.29%



(a) Based on average shares outstanding effective year ended July 31, 1999.
(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
(c) For the period January 1, 1999 (effective date) to July 31, 1999.
(d) Annualized

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (continued)


                                                                                    CLASS C
                                                  ----------------------------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                  ----------------------------------------------------------------------------
                                                    2000             1999             1998             1997             1996
                                                  ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........     $   8.23         $   7.43         $  11.37         $  14.61         $  15.05
                                                  ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a) ............          .03              .01              .03             (.02)             .12
 Net realized and unrealized gains (losses) .         (.43)             .80            (3.93)           (2.38)            (.02)
                                                  ----------------------------------------------------------------------------
Total from investment operations ............         (.40)             .81            (3.90)           (2.40)             .10
                                                  ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................          --(c)           (.01)            (.04)            (.02)            (.03)
 Net realized gains .........................          --               --               --              (.82)            (.51)
                                                  ----------------------------------------------------------------------------
Total distributions .........................          --              (.01)            (.04)            (.84)            (.54)
                                                  ----------------------------------------------------------------------------
Net asset value, end of year ................     $   7.83         $   8.23         $   7.43         $  11.37         $  14.61
                                                  ============================================================================

Total return(b) .............................        (4.85)%          10.85%          (34.35)%         (17.18)%            .81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............     $ 20,721         $ 23,473         $ 20,353         $ 20,783         $ 12,977
Ratios to average net assets:
 Expenses ...................................         2.10%            2.07%            1.96%            1.83%            1.74%
 Net investment income (loss) ...............          .36%             .08%             .25%            (.16)%            .16%
Portfolio turnover rate .....................         3.53%            4.29%            6.09%           16.05%           28.74%



(a) Based on average shares outstanding effective year ended July 31, 1999.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c) Includes distributions of net investment income in the amount of $.001.


FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (continued)


                                                                     ADVISOR CLASS
                                                  -----------------------------------------------------
                                                                   YEAR ENDED JULY 31,
                                                  -----------------------------------------------------
                                                    2000          1999           1998           1997(C)
                                                  -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........     $  8.49       $  7.61       $  11.43         $  13.12
                                                  -----------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................         .11           .08            .14              .07
 Net realized and unrealized gains (losses) .        (.46)          .85          (3.84)           (1.67)
                                                  -----------------------------------------------------
Total from investment operations ............        (.35)          .93          (3.70)           (1.60)
Less distributions from net investment income        (.05)         (.05)          (.12)            (.09)
                                                  -----------------------------------------------------
Net asset value, end of year ................     $  8.09       $  8.49       $   7.61         $  11.43
                                                  =====================================================
Total return(b) .............................       (4.21)%       12.30%        (32.46)%         (12.24)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............     $ 3,715       $ 3,204       $  2,207         $  3,211
Ratios to average net assets:
 Expenses ...................................        1.10%         1.08%           .96%             .83%(d)
 Net investment income ......................        1.24%          .98%          1.30%             .80%(d)
Portfolio turnover rate .....................        3.53%         4.29%          6.09%           16.05%



(a) Based on average shares outstanding effective year ended July 31, 1999.
(b) Total return is not annualized for periods of less than one year.
(c) For the period January 2, 1997 (effective date) to July 31, 1997.
(d) Annualized



                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS, JULY 31, 2000



                                                              COUNTRY        SHARES          VALUE
-----------------------------------------------------------------------------------------------------
   COMMON STOCKS 94.2%
   GOLD & DIVERSIFIED RESOURCES 7.1%
(a)Freeport-McMoRan Copper & Gold Inc., A                  United States      308,011    $  2,637,344
   Orogen Minerals Ltd., GDR                                 Australia         54,000         515,888
   Rio Tinto PLC                                          United Kingdom      477,401       7,643,163
   Teck Corp., B                                              Canada          382,100       2,301,730
                                                                                         ------------
                                                                                           13,098,125
                                                                                         ------------
   LONG LIFE GOLD MINES 43.9%
   AngloGold Ltd.                                          South Africa       144,270       5,458,824
   AngloGold Ltd.                                          South Africa        91,265       3,612,846
   AngloGold Ltd., ADR                                     South Africa       158,822       3,146,661
(a)Ashanti Goldfields Co. Ltd., GDR                            Ghana          933,050       2,332,625
   Barrick Gold Corp.                                         Canada        1,082,249      17,248,343
   Compania de Minas Buenaventura SA, ADR                      Peru           456,993       7,540,385
   Compania de Minas Buenaventura SA, B                        Peru           100,593         837,237
   Gold Fields Ltd.                                        South Africa       774,999       2,705,038
   Gold Fields Ltd., ADR                                   South Africa       639,528       2,318,289
   Harmony Gold Mining Co. Ltd.                            South Africa       773,000       3,969,369
   Homestake Mining Co.                                    United States    1,174,194       6,384,680
(a)Lihir Gold Ltd.                                           Australia      1,300,622         527,141
(a)Lihir Gold Ltd., ADR, 144A                                Australia         50,000         407,813
   Newmont Mining Corp.                                    United States      837,745      14,869,974
   Placer Dome Inc.                                           Canada          933,820       7,937,470
(a)TVX Gold Inc.                                              Canada          159,400         336,878
   Western Areas Ltd.                                      South Africa       357,979         771,285
   Western Areas Ltd., ADR                                 South Africa        23,523          47,046
                                                                                         ------------
                                                                                           80,451,904
                                                                                         ------------
   MEDIUM LIFE GOLD MINES 6.5%
(a)Battle Mountain Canada Inc.                                Canada          583,600       1,036,987
(a)Newcrest Mining Ltd.                                      Australia      1,365,050       3,300,552
   Normandy Mining Ltd.                                      Australia      4,352,451       2,494,862
   Sons of Gwalia Ltd.                                       Australia      1,575,500       5,163,121
                                                                                         ------------
                                                                                           11,995,522
                                                                                         ------------
   MINING FINANCE COMPANIES 11.1%
   Anglo American PLC                                     United Kingdom       64,025       3,047,303
   Anglo American PLC, ADR                                United Kingdom       10,000         470,000
   De Beers Consolidated Mines AG, ADR                     South Africa       380,600       8,872,738
   Franco-Nevada Mining Corp. Ltd.                            Canada          783,614       7,964,039
                                                                                         ------------
                                                                                           20,354,080
                                                                                         ------------
   PLATINUM 25.6%
   Anglo American Platinum Corp. Ltd., ADR                 South Africa       601,138      18,034,140
   Impala Platinum Holdings Ltd.                           South Africa       225,000       8,577,277
   Impala Platinum Holdings Ltd., ADR                      South Africa       192,800       7,422,800
(a)Stillwater Mining Co.                                   United States      492,550      12,929,437
                                                                                         ------------
                                                                                           46,963,654
                                                                                         ------------
   TOTAL LONG TERM INVESTMENTS (COST $221,956,613)                                        172,863,285
                                                                                         ------------


FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS, JULY 31, 2000 (CONT.)




                                                                                           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 4.9%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $9,027,040)....      9,027,040   $   9,027,040
                                                                                                         ------------
   TOTAL INVESTMENTS (COST $230,983,653) 99.1% .......................................                    181,890,325
   OTHER ASSETS, LESS LIABILITIES .9% ................................................                      1,560,884
                                                                                                         ------------
   NET ASSETS 100.0% .................................................................                   $183,451,209
                                                                                                         ============



(a) Non-income producing
(b) See Note 3 regarding investment in the "Sweep Money Fund."



                       See notes to financial statements.


FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000



Assets:
 Investments in securities:
  Cost ................................................           $ 230,983,653
                                                                  =============
  Value ...............................................             181,890,325
 Receivables:
  Investment securities sold ..........................               4,534,897
  Capital shares sold .................................                 351,010
                                                                  -------------
     Total assets .....................................             186,776,232
                                                                  -------------
Liabilities:
 Payables:
  Capital shares redeemed .............................               2,876,904
  Affiliates ..........................................                 241,186
  Shareholders ........................................                 166,011
 Other liabilities ....................................                  40,922
                                                                  -------------
     Total liabilities ................................               3,325,023
                                                                  -------------
      Net assets, at value ............................           $ 183,451,209
                                                                  =============
Net assets consist of:
 Undistributed net investment income ..................           $   2,234,111
 Net unrealized depreciation ..........................
 Accumulated net realized loss ........................
 Capital shares .......................................             277,059,188
                                                                  -------------
      Net assets, at value ............................           $ 183,451,209
                                                                  =============



                     See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JULY 31, 2000


CLASS A:
 Net assets, at value ..............................................     $156,236,375
                                                                         ============
 Shares outstanding ................................................       19,771,870
                                                                         ============
 Net asset value per share* ........................................     $       7.90
                                                                         ============
 Maximum offering price per share
  (net asset value per share/94.25%) ...............................     $       8.38
                                                                         ============
CLASS B:
 Net assets, at value ..............................................     $  2,778,959
                                                                         ============
 Shares outstanding ................................................          355,574
                                                                         ============
 Net asset value and maximum offering price per share* .............     $       7.82
                                                                         ============
CLASS C:
 Net assets, at value ..............................................     $ 20,721,250
                                                                         ============
 Shares outstanding ................................................        2,647,702
                                                                         ============
 Net asset value per share* ........................................     $       7.83
                                                                         ============
 Maximum offering price per share
  (net asset value per share/99.00%) ...............................     $       7.91
                                                                         ============
ADVISOR CLASS:
 Net assets, at value ..............................................     $  3,714,625
                                                                         ============
 Shares outstanding ................................................          459,014
                                                                         ------------
 Net asset value and maximum offering price per share ..............     $       8.09
                                                                         ============


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




                       See notes to financial statements.


FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000


Investment income:
(net of foreign taxes and fees of $285,381)
 Dividends ..............................................................     $ 5,339,727
 Interest ...............................................................         409,456
                                                                              -----------
     Total investment income ............................................       5,749,183
                                                                              -----------
Expenses:
 Management fees (Note 3) ...............................................       1,235,379
 Distribution fees (Note 3)
  Class A ...............................................................         476,675
  Class B ...............................................................          28,380
  Class C ...............................................................         246,797
 Transfer agent fees (Note 3) ...........................................         941,561
 Custodian fees .........................................................          57,669
 Reports to shareholders ................................................         131,800
 Registration and filing fees ...........................................          64,910
 Professional fees (Note 3) .............................................          73,949
 Trustees' fees and expenses ............................................          14,457
 Other ..................................................................          17,478
                                                                              -----------
     Total expenses .....................................................       3,289,055
                                                                              -----------
      Net investment income .............................................       2,460,128
                                                                              -----------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ...........................................................        (326,007)
  Foreign currency transactions .........................................         (53,908)
                                                                              -----------
     Net realized loss ..................................................        (379,915)
 Net unrealized depreciation on:
  Investments ...........................................................      (8,919,790)
  Translation of assets and liabilities denominated in
   foreign currencies ...................................................          (1,287)
                                                                              -----------
     Net unrealized depreciation ........................................      (8,921,077)
                                                                              -----------
Net realized and unrealized loss ........................................      (9,300,992)
                                                                              -----------
Net decrease in net assets resulting from operations ....................     $(6,840,864)
                                                                              ===========



                     See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2000 AND 1999


                                                                                      2000               1999
                                                                                 --------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ...................................................     $   2,460,128      $   1,744,375
   Net realized loss from investments and foreign currency transactions ....          (379,915)       (13,405,569)
   Net unrealized appreciation (depreciation) on investments and translation
     of assets and liabilities denominated in foreign currencies ...........        (8,921,077)        37,357,830
                                                                                 --------------------------------
          Net increase (decrease) in net assets resulting from operations ..        (6,840,864)        25,696,636
 Distributions to shareholders from:
  Net investment income:
   Class A .................................................................          (889,365)          (994,385)
   Class B .................................................................           (13,767)                --
   Class C .................................................................            (2,899)           (19,664)
 Advisor Class .............................................................           (20,202)           (17,446)
                                                                                 --------------------------------
 Total distributions to shareholders .......................................          (926,233)        (1,031,495)
 Capital share transactions: (Note 2)
  Class A ..................................................................       (43,478,186)        (5,492,992)
  Class B ..................................................................         1,945,421          1,189,301
  Class C ..................................................................        (1,612,481)           795,260
  Advisor Class ............................................................           580,353            475,000
                                                                                 --------------------------------
 Total capital share transactions ..........................................       (42,564,893)        (3,033,431)
          Net increase (decrease) in net assets ............................       (50,331,990)        21,631,710
Net assets:
 Beginning of year .........................................................       233,783,199        212,151,489
                                                                                 --------------------------------
 End of year ...............................................................     $ 183,451,209      $ 233,783,199
                                                                                 ================================
Undistributed net investment income included in net assets:
 End of year ...............................................................     $   2,234,111      $     754,124
                                                                                 ================================


                       See notes to financial statements.


FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The Fund seeks capital growth.

On October 22, 1999, the Board of Directors approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would be reorganized and its domicile changed from a California corporation to a Delaware business trust. The Board of Directors also approved a proposal to change the Fund's 1940 Act sub-classification from diversified to non-diversified. In connection with these changes, the Trust's name was changed to Franklin Gold and Precious Metals Fund, formerly known as Franklin Gold Fund. On March 14, 2000, shareholders of the Fund approved the agreement.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.


d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At July 31, 2000, there were an unlimited number of shares authorized ($.10 par value). Transactions in the Fund's shares were as follows:

                                                               YEAR ENDED                            YEAR ENDED
                                                              JULY 31, 2000                        JULY 31, 1999(a)
                                                     --------------------------------------------------------------------
                                                        SHARES            AMOUNT              SHARES            AMOUNT
                                                     --------------------------------------------------------------------
CLASS A SHARES:
Shares sold ..................................        65,782,433      $ 592,799,041         71,612,581      $ 581,834,944
Shares issued in reinvestment of distributions            82,129            762,978            103,621            845,529
Shares redeemed ..............................       (70,910,921)      (637,040,205)       (72,253,290)      (588,173,465)
                                                     --------------------------------------------------------------------
Net decrease .................................        (5,046,359)     $ (43,478,186)          (537,088)     $  (5,492,992)
                                                     ====================================================================
CLASS B SHARES:
Shares sold ..................................           373,919      $   3,404,150            172,893      $   1,399,669
Shares issued in reinvestment of distributions             1,265             11,685                 --                 --
Shares redeemed ..............................          (166,957)        (1,470,414)           (25,546)          (210,368)
                                                     --------------------------------------------------------------------
Net increase .................................           208,227      $   1,945,421            147,347      $   1,189,301
                                                     ====================================================================
CLASS C SHARES:
Shares sold ..................................         2,032,445      $  18,577,847          2,001,528      $  15,981,839
Shares issued in reinvestment of distributions               280              2,590              2,095             17,030
Shares redeemed ..............................        (2,236,241)       (20,192,918)        (1,892,631)       (15,203,609)
                                                     --------------------------------------------------------------------
Net increase (decrease) ......................          (203,516)     $  (1,612,481)           110,992      $     795,260
                                                     ====================================================================
ADVISOR CLASS SHARES:
Shares sold ..................................           423,344      $   3,968,237          1,513,061      $  12,233,785
Shares issued in reinvestment of distributions             1,890             17,972              1,703             14,155
Shares redeemed ..............................          (343,617)        (3,405,856)        (1,427,475)       (11,772,940)
                                                     --------------------------------------------------------------------
Net increase .................................            81,617      $     580,353             87,289      $     475,000
                                                     ====================================================================



(a) For the period January 1, 1999 (effective date) to July 31, 1999 for Class B shares.


FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), Franklin Templeton Services Inc. (FT Services) and Franklin/Templeton Investor Services Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE        MONTH-END NET ASSETS
       --------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

Management fees were reduced on assets invested in the Sweep Money Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the year of $196,803 and $41,207, respectively.

The Fund paid transfer agent fees of $941,561, of which $668,965 was paid to Investor Services.

Included in professional fees are legal fees of $43,620 that were paid to a law firm in which a partner of that firm was an officer of the Fund.


4. INCOME TAXES

At July 31, 2000, the Fund had tax basis capital losses of $46,696,407, which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2005 .............................     $ 6,513,315
         2006 .............................       8,665,097
         2007 .............................      28,763,977
         2008 .............................       2,754,018
                                                -----------
                                                $46,696,407
                                                ===========


FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (continued)



4. INCOME TAXES (CONT.)

At July 31, 2000, the Fund had deferred currency losses occurring subsequent to October 31, 1999 of $28,177. For tax purposes, such losses will be reflected in the year ending July 31, 2001.

At July 31, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes of $231,036,008 was as follows:

        Unrealized appreciation          $ 41,731,855
        Unrealized depreciation           (90,877,538)
                                         ------------
        Net unrealized depreciation      $(49,145,683)
                                         ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions. Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2000 aggregated $7,562,219 and $44,491,613, respectively.


FRANKLIN GOLD AND PRECIOUS METALS FUND
Independent Auditors' Report



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN GOLD AND PRECIOUS METALS FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Gold and Precious Metals Fund (the "Fund") at July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
September 11, 2000



FRANKLIN GOLD AND PRECIOUS METALS FUND
Tax Designation


Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 16.45% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2000.

At July 31, 2000, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow record date shareholders of the December 2000 distribution, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The foreign tax information will be disclosed in the January 31, 2001 semi-annual report of the Fund. In addition, in January 2001, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2000.





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